SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments - Credit Losses (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Accounting Policies [Abstract]
Accounts receivable, net	$ 39,700
Allowance for credit loss	$ 940	$ 3,768	$ 2,767
Trade account receivable, percentage outstanding	99.90%